Schedule of investments
Delaware Total Return Fund
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 1.94%
Fannie Mae 4.50% 2/1/44	89,229	$97,706
Fannie Mae S.F. 15 yr
2.00% 3/1/36	162,408	168,155
2.50% 7/1/36	259,224	271,353
Fannie Mae S.F. 20 yr
2.00% 3/1/41	74,567	76,123
2.00% 5/1/41	282,752	287,590
2.50% 1/1/41	68,710	71,293
3.00% 3/1/33	446,567	470,292
Fannie Mae S.F. 30 yr
2.00% 11/1/50	177,975	179,820
2.00% 12/1/50	70,454	71,184
2.00% 3/1/51	79,288	80,134
2.00% 3/1/51	75,704	76,489
2.00% 6/1/51	523,919	530,650
2.50% 10/1/50	196,178	205,564
2.50% 2/1/51	150,279	155,579
2.50% 5/1/51	576,778	597,120
3.00% 11/1/46	390,142	412,645
3.00% 3/1/50	153,241	162,230
3.00% 3/1/50	68,781	72,329
3.00% 6/1/50	48,415	50,497
3.00% 7/1/50	244,305	255,141
3.00% 8/1/50	114,941	120,082
3.00% 9/1/50	242,194	252,676
3.00% 5/1/51	16,962	17,902
3.50% 12/1/47	619,013	654,722
3.50% 1/1/48	419,698	444,233
4.00% 3/1/47	337,249	362,967
4.50% 9/1/40	216,576	241,592
5.00% 7/1/47	125,727	143,819
6.00% 5/1/36	33,708	37,817
6.00% 6/1/37	12,802	15,171
6.00% 7/1/37	15,749	18,466
6.00% 8/1/37	18,570	21,934
6.00% 10/1/40	144,633	171,064
6.50% 11/1/33	84,888	95,042
6.50% 6/1/36	36,537	41,691
7.00% 3/1/32	150,277	169,223
7.00% 8/1/32	85,456	88,662
Freddie Mac S.F. 15 yr
1.50% 3/1/36	117,955	119,672
2.00% 12/1/35	122,254	126,779
3.00% 3/1/35	423,640	449,498
Freddie Mac S.F. 20 yr
2.00% 3/1/41	86,272	88,073
2.50% 6/1/41	445,219	463,335
3.50% 9/1/35	443,855	475,938
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 12/1/50	474,209	$479,125
4.50% 10/1/40	330,356	367,446
GNMA II S.F. 30 yr
3.00% 7/20/50	210,040	219,534
3.00% 5/20/51	109,608	115,026
Total Agency Mortgage-Backed Securities (cost $10,059,965)		10,093,383

Collateralized Debt Obligations — 0.25%
Octagon Investment Partners 144A 1.328% (LIBOR03M + 1.14%) 1/20/30 #, •	1,000,000	1,002,458
Venture 34 CLO Series 2018-34A A 144A 1.414% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	300,000	300,480
Total Collateralized Debt Obligations (cost $1,297,613)		1,302,938

Convertible Bonds — 7.99%
Basic Industry — 0.15%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	649,000	800,736
		800,736
Capital Goods — 0.30%
Chart Industries 144A 1.00% exercise price $58.72, maturity date 11/15/24 #	609,000	1,544,196
		1,544,196
Communications — 1.47%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	1,245,000	1,272,410
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	1,274,000	1,303,302
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	1,337,000	1,488,248

NQ-QPV [6/21] 8/21 (1751150)    1

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Communications (continued)
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	1,281,000	$1,295,732
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	685,000	701,154
Liberty Media 2.25% exercise price $32.51, maturity date 9/30/46	3,465,000	1,604,641
		7,665,487
Consumer Cyclical — 0.19%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	45,000	44,522
Ford Motor 144A 0.00% exercise price $17.49, maturity date 3/15/26 #, ^	863,000	958,469
		1,002,991
Consumer Non-Cyclical — 2.11%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	940,000	976,472
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	1,405,000	1,471,738
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	1,025,000	1,108,402
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	952,000	1,363,264
Insulet 0.375% exercise price $226.73, maturity date 9/1/26	396,000	540,293
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	1,376,000	1,525,846
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	1,022,000	$954,920
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	668,000	891,780
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	359,000	483,537
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,605,000	1,500,193
Repay Holdings 144A 0.00% exercise price $33.60, maturity date 2/1/26 #, ^	145,000	144,275
		10,960,720
Energy — 0.75%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	2,592,000	2,208,923
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	1,379,000	1,694,239
		3,903,162
Real Estate Investment Trusts — 0.39%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	1,028,000	1,057,606
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	935,000	968,193
		2,025,799
Technology — 1.87%
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	934,000	959,297
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	807,000	906,342

2    NQ-QPV [6/21] 8/21 (1751150)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Technology (continued)
Microchip Technology 1.625% exercise price $94.13, maturity date 2/15/27	673,000	$1,501,194
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	819,000	1,560,758
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	981,000	1,432,260
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	1,422,000	1,435,543
Synaptics 0.50% exercise price $72.85, maturity date 6/15/22	461,000	971,846
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	1,145,000	974,015
		9,741,255
Transportation — 0.46%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	1,237,000	1,510,377
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	915,000	876,662
		2,387,039
Utilities — 0.30%
NextEra Energy Partners 144A 0.357% exercise price $76.10, maturity date 11/15/25 #, ^	477,000	515,637
NRG Energy 2.75% exercise price $45.54, maturity date 6/1/48	889,000	1,037,463
		1,553,100
Total Convertible Bonds (cost $36,975,836)		41,584,485

		Principal amount°	Value (US $)

Corporate Bonds — 15.28%
Banking — 1.29%
Banco Continental 144A 2.75% 12/10/25 #		200,000	$197,903
Banco Nacional de Panama 144A 2.50% 8/11/30 #		205,000	198,802
Bank of America
1.898% 7/23/31 μ		85,000	82,712
2.087% 6/14/29 μ		75,000	75,680
2.676% 6/19/41 μ		110,000	106,918

Bank of New York Mellon 4.70% 9/20/25 μ, ψ		20,000	21,875
Barclays 5.20% 5/12/26		200,000	228,953
BBVA Bancomer 144A 1.875% 9/18/25 #		200,000	202,520
Citigroup 4.00% 12/10/25 μ, ψ		10,000	10,363
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #		200,000	196,965
Credit Agricole 144A 2.811% 1/11/41 #		370,000	351,712
Credit Suisse Group 144A 2.593% 9/11/25 #, μ		250,000	260,238
Deutsche Bank 2.222% 9/18/24 μ		335,000	344,178
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	236,103
Goldman Sachs Group 1.542% 9/10/27 μ		480,000	479,244
JPMorgan Chase & Co.
2.58% 4/22/32 μ		120,000	123,243
3.328% 4/22/52 μ		15,000	16,040
4.023% 12/5/24 μ		150,000	161,971
4.60% 2/1/25 μ, ψ		30,000	31,127
Morgan Stanley
1.593% 5/4/27 μ		55,000	55,413
1.794% 2/13/32 μ		145,000	139,450
3.622% 4/1/31 μ		20,000	22,346
5.00% 11/24/25		110,000	126,916
5.875% 9/15/26 μ, ψ		940,000	1,079,825

Natwest Group 8.625% 8/15/21 μ, ψ		560,000	565,345
PNC Financial Services Group 2.60% 7/23/26		130,000	138,681
QNB Finance 2.625% 5/12/25		200,000	209,595

NQ-QPV [6/21] 8/21 (1751150)    3

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
SVB Financial Group
1.80% 2/2/31	15,000	$14,371
4.00% 5/15/26 μ, ψ	285,000	290,785
4.10% 2/15/31 μ, ψ	40,000	40,600

Truist Bank 2.636% 9/17/29 μ	275,000	288,293
Truist Financial
1.887% 6/7/29 μ	20,000	20,080
4.95% 9/1/25 μ, ψ	30,000	33,030
US Bancorp
1.45% 5/12/25	30,000	30,695
3.00% 7/30/29	290,000	314,478

Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	40,000	41,437
		6,737,887
Basic Industry — 1.46%
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	207,156
Avient 144A 5.75% 5/15/25 #	204,000	215,871
Boise Cascade 144A 4.875% 7/1/30 #	329,000	350,237
Chemours
144A 5.75% 11/15/28 #	365,000	390,922
7.00% 5/15/25	121,000	125,027

Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	657,000	690,400
CSN Inova Ventures 144A 6.75% 1/28/28 #	200,000	221,450
First Quantum Minerals
144A 7.25% 4/1/23 #	360,000	367,427
144A 7.50% 4/1/25 #	365,000	379,649

Freeport-McMoRan 5.45% 3/15/43	390,000	477,227
Georgia-Pacific
144A 1.75% 9/30/25 #	20,000	20,527
144A 2.10% 4/30/27 #	145,000	149,712
144A 2.30% 4/30/30 #	35,000	35,804

INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	400,000	405,792
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

International Flavors & Fragrances 144A 1.832% 10/15/27 #	240,000	$239,545
Koppers 144A 6.00% 2/15/25 #	50,000	51,776
LyondellBasell Industries 4.625% 2/26/55	295,000	356,415
New Gold 144A 7.50% 7/15/27 #	310,000	336,738
Newmont
2.25% 10/1/30	140,000	139,743
2.80% 10/1/29	100,000	105,614

NOVA Chemicals 144A 4.25% 5/15/29 #	315,000	318,571
OCP 144A 3.75% 6/23/31 #	200,000	202,450
Olin 5.125% 9/15/27	785,000	817,970
PowerTeam Services 144A 9.033% 12/4/25 #	730,000	803,913
Vale Overseas 3.75% 7/8/30	193,000	205,728
		7,615,664
Brokerage — 0.10%
Banco BTG Pactual 144A 2.75% 1/11/26 #	200,000	195,152
Charles Schwab
4.00% 6/1/26 μ, ψ	15,000	15,675
5.375% 6/1/25 μ, ψ	25,000	27,695

Jefferies Group 4.15% 1/23/30	230,000	258,216
		496,738
Capital Goods — 0.54%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	325,000	331,932
Intertape Polymer Group 144A 4.375% 6/15/29 #	330,000	335,059
Madison IAQ 144A 5.875% 6/30/29 #	250,000	254,688
Teledyne Technologies
2.25% 4/1/28	30,000	30,567
2.75% 4/1/31	310,000	318,686

Terex 144A 5.00% 5/15/29 #	360,000	375,750
TK Elevator US Newco 144A 5.25% 7/15/27 #	760,000	801,800

4    NQ-QPV [6/21] 8/21 (1751150)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

TransDigm 144A 6.25% 3/15/26 #	365,000	$385,531
		2,834,013
Communications — 1.45%
Altice Financing 144A 5.00% 1/15/28 #	200,000	196,597
Altice France Holding 144A 6.00% 2/15/28 #	770,000	767,829
AT&T
3.10% 2/1/43	131,000	128,621
3.50% 6/1/41	84,000	87,412
144A 3.50% 9/15/53 #	140,000	140,866

Charter Communications Operating 4.40% 12/1/61	125,000	134,572
Comcast 3.20% 7/15/36	315,000	338,860
Consolidated Communications
144A 5.00% 10/1/28 #	150,000	152,363
144A 6.50% 10/1/28 #	150,000	161,663

Discovery Communications 4.00% 9/15/55	20,000	21,208
Frontier Communications 144A 5.875% 10/15/27 #	355,000	380,737
Level 3 Financing 144A 4.25% 7/1/28 #	320,000	325,149
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	207,275
Ooredoo International Finance 144A 5.00% 10/19/25 #	267,000	307,911
Sprint 7.125% 6/15/24	700,000	808,500
Time Warner Cable 7.30% 7/1/38	110,000	160,850
Time Warner Entertainment 8.375% 3/15/23	55,000	62,179
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
1.50% 2/15/26	15,000	$15,158
2.55% 2/15/31	180,000	182,520
2.625% 4/15/26	170,000	174,247
3.00% 2/15/41	75,000	74,263
3.375% 4/15/29	170,000	175,852
3.50% 4/15/25	20,000	21,731
3.75% 4/15/27	20,000	22,148
Verizon Communications
2.10% 3/22/28	10,000	10,216
2.55% 3/21/31	15,000	15,343
3.40% 3/22/41	15,000	15,887
3.55% 3/22/51	15,000	16,048
4.50% 8/10/33	245,000	293,124
ViacomCBS
4.375% 3/15/43	270,000	313,164
4.95% 1/15/31	15,000	18,098
Vodafone Group
4.25% 9/17/50	115,000	134,568
4.875% 6/19/49	130,000	164,271
Zayo Group Holdings
144A 4.00% 3/1/27 #	745,000	740,806
144A 6.125% 3/1/28 #	750,000	766,980
		7,537,016
Consumer Cyclical — 1.88%
Allison Transmission 144A 5.875% 6/1/29 #	565,000	619,805
Caesars Entertainment 144A 6.25% 7/1/25 #	580,000	615,525
Carnival
144A 5.75% 3/1/27 #	440,000	461,450
144A 7.625% 3/1/26 #	425,000	462,187

Ford Motor 9.00% 4/22/25	345,000	425,780
Ford Motor Credit
2.90% 2/16/28	350,000	348,780
3.375% 11/13/25	535,000	555,437
4.542% 8/1/26	570,000	621,499
General Motors
5.40% 10/2/23	15,000	16,526
6.125% 10/1/25	15,000	17,767

NQ-QPV [6/21] 8/21 (1751150)    5

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
2.35% 1/8/31	10,000	$9,877
4.35% 4/9/25	75,000	82,934
5.20% 3/20/23	25,000	26,927
5.25% 3/1/26	165,000	190,665

Hilton Worldwide Finance 4.875% 4/1/27	965,000	1,008,666
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	430,123
Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #	200,000	211,123
L Brands
6.875% 11/1/35	345,000	437,287
6.95% 3/1/33	234,000	284,624

Legends Hospitality Holding 144A 5.00% 2/1/26 #	210,000	219,188
Levi Strauss & Co. 144A 3.50% 3/1/31 #	298,000	297,181
MGM Resorts International 4.75% 10/15/28	150,000	159,675
Murphy Oil USA 144A 3.75% 2/15/31 #	315,000	311,787
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	450,000	471,847
Scientific Games International 144A 8.25% 3/15/26 #	292,000	313,529
Six Flags Entertainment 144A 4.875% 7/31/24 #	210,000	212,363
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	892,000	928,795
Wynn Las Vegas 144A 5.50% 3/1/25 #	50,000	53,965
		9,795,312
Consumer Non-Cyclical — 0.88%
AbbVie
2.60% 11/21/24	30,000	31,646
2.95% 11/21/26	25,000	26,891
4.05% 11/21/39	10,000	11,631
4.25% 11/21/49	30,000	36,013
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	145,000	$160,220
4.50% 6/1/50	130,000	158,476
4.70% 2/1/36	25,000	30,710

Auna 144A 6.50% 11/20/25 #	200,000	207,227
BAT Capital 2.259% 3/25/28	40,000	39,743
BAT International Finance 1.668% 3/25/26	55,000	55,012
Biogen 3.15% 5/1/50	365,000	359,244
Bristol-Myers Squibb 2.35% 11/13/40	245,000	236,332
Bunge Finance 2.75% 5/14/31	345,000	349,045
CVS Health
3.25% 8/15/29	280,000	304,208
3.75% 4/1/30	15,000	16,808
4.30% 3/25/28	6,000	6,898

Gilead Sciences 4.15% 3/1/47	30,000	35,419
JBS USA LUX 144A 6.50% 4/15/29 #	397,000	446,639
Kraft Heinz Foods 5.20% 7/15/45	225,000	279,847
Post Holdings
144A 5.50% 12/15/29 #	1,188,000	1,276,726
144A 5.75% 3/1/27 #	175,000	183,312

Regeneron Pharmaceuticals 1.75% 9/15/30	15,000	14,232
Royalty Pharma 144A 1.75% 9/2/27 #	190,000	187,137
Viatris
144A 1.65% 6/22/25 #	5,000	5,063
144A 2.30% 6/22/27 #	5,000	5,109
144A 2.70% 6/22/30 #	115,000	116,379
144A 4.00% 6/22/50 #	10,000	10,594
		4,590,561
Electric — 0.11%
CenterPoint Energy 1.45% 6/1/26	345,000	345,462

6    NQ-QPV [6/21] 8/21 (1751150)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Oryx Funding 144A 5.80% 2/3/31 #	200,000	$211,656
		557,118
Energy — 2.22%
Apache
4.75% 4/15/43	217,000	226,093
4.875% 11/15/27	165,000	178,925
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	275,000	275,344
144A 7.00% 11/1/26 #	130,000	136,451

BP Capital Markets America 3.06% 6/17/41	370,000	373,616
CNX Resources
144A 6.00% 1/15/29 #	350,000	378,915
144A 7.25% 3/14/27 #	165,000	177,040
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	91,000	93,657
144A 6.00% 2/1/29 #	236,000	247,505

DCP Midstream Operating 5.125% 5/15/29	330,000	365,125
Energy Transfer
5.25% 4/15/29	85,000	100,480
6.25% 4/15/49	55,000	72,295
6.50% 11/15/26 μ, ψ	15,000	15,330

Enterprise Products Operating 3.20% 2/15/52	360,000	357,963
EQM Midstream Partners
144A 4.75% 1/15/31 #	205,000	211,496
144A 6.50% 7/1/27 #	405,000	452,758

Equinor 1.75% 1/22/26	15,000	15,455
Genesis Energy
7.75% 2/1/28	480,000	496,704
8.00% 1/15/27	330,000	347,119

KazTransGas JSC 144A 4.375% 9/26/27 #	579,000	644,311
Kinder Morgan 3.60% 2/15/51	20,000	20,420
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Lukoil Securities 144A 3.875% 5/6/30 #	265,000	$280,479
Marathon Oil 4.40% 7/15/27	285,000	323,117
MPLX
1.75% 3/1/26	15,000	15,170
4.125% 3/1/27	290,000	324,282

Murphy Oil 6.375% 7/15/28	545,000	575,357
NuStar Logistics 5.625% 4/28/27	285,000	306,153
Occidental Petroleum
3.00% 2/15/27	175,000	173,935
3.40% 4/15/26	165,000	169,175
3.50% 8/15/29	175,000	175,861
6.125% 1/1/31	295,000	347,445
6.45% 9/15/36	140,000	167,567
6.625% 9/1/30	280,000	336,350

PDC Energy 5.75% 5/15/26	390,000	407,913
PTTEP Treasury Center 144A 2.587% 6/10/27 #	200,000	207,686
Qatar Petroleum 144A 2.25% 7/12/31 #	200,000	197,874
Sabine Pass Liquefaction
5.625% 3/1/25	40,000	45,750
5.75% 5/15/24	275,000	308,760

Southwestern Energy 7.75% 10/1/27	329,000	357,375
Targa Resources Partners 5.375% 2/1/27	310,000	323,739
TechnipFMC 144A 6.50% 2/1/26 #	620,000	669,617
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	200,000	205,581
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	250,000	259,604
Western Midstream Operating 4.75% 8/15/28	155,000	167,949
		11,533,741
Financials — 0.59%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	425,000	454,722
AerCap Ireland Capital DAC 4.45% 4/3/26	195,000	214,241

NQ-QPV [6/21] 8/21 (1751150)    7

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Air Lease
2.875% 1/15/26	195,000	$205,042
3.00% 2/1/30	45,000	45,692
3.375% 7/1/25	15,000	16,125
Ally Financial
4.70% 5/15/26 μ, ψ	320,000	332,224
8.00% 11/1/31	50,000	71,914
Avolon Holdings Funding
144A 3.25% 2/15/27 #	10,000	10,324
144A 3.95% 7/1/24 #	75,000	80,029

Banco del Estado de Chile 144A 2.704% 1/9/25 #	280,000	291,903
Bank of Georgia 144A 6.00% 7/26/23 #	255,000	273,513
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	419,000	444,593
Hightower Holding 144A 6.75% 4/15/29 #	190,000	194,180
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	200,000	201,022
144A 6.50% 5/1/28 #	200,000	209,558
		3,045,082
Healthcare — 0.92%
Bausch Health 144A 6.25% 2/15/29 #	540,000	534,762
Centene
3.375% 2/15/30	530,000	554,738
4.625% 12/15/29	360,000	396,367
CHS
144A 4.75% 2/15/31 #	145,000	145,725
144A 6.625% 2/15/25 #	305,000	322,916

DaVita 144A 4.625% 6/1/30 #	275,000	283,104
Hadrian Merger Sub 144A 8.50% 5/1/26 #	410,000	428,723
HCA
5.375% 2/1/25	595,000	671,904
5.875% 2/1/29	350,000	423,673

Hill-Rom Holdings 144A 4.375% 9/15/27 #	400,000	415,366
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)

Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	165,000	$180,551
Tenet Healthcare 144A 6.125% 10/1/28 #	420,000	448,766
		4,806,595
Insurance — 0.38%
Athene Holding 3.95% 5/25/51	340,000	365,379
Brighthouse Financial 5.625% 5/15/30	15,000	18,272
GTCR AP Finance 144A 8.00% 5/15/27 #	16,000	17,096
HUB International 144A 7.00% 5/1/26 #	725,000	753,688
USI 144A 6.875% 5/1/25 #	825,000	837,800
		1,992,235
Media — 1.01%
AMC Networks
4.25% 2/15/29	930,000	939,300
5.00% 4/1/24	40,000	40,623
CCO Holdings
4.50% 5/1/32	90,000	93,574
144A 5.375% 6/1/29 #	475,000	519,816

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	185,000	191,768
CSC Holdings
144A 3.375% 2/15/31 #	700,000	662,368
144A 5.00% 11/15/31 #	280,000	281,722
Gray Television
144A 4.75% 10/15/30 #	175,000	174,612
144A 7.00% 5/15/27 #	600,000	650,706
Nielsen Finance
144A 4.50% 7/15/29 #	75,000	75,304
144A 4.75% 7/15/31 #	260,000	260,975

Sinclair Television Group 144A 5.125% 2/15/27 #	565,000	568,249
Sirius XM Radio 144A 4.00% 7/15/28 #	460,000	474,375

8    NQ-QPV [6/21] 8/21 (1751150)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

Terrier Media Buyer 144A 8.875% 12/15/27 #	280,000	$303,468
		5,236,860
Real Estate Investment Trusts — 0.25%
Crown Castle International 1.05% 7/15/26	350,000	342,159
CubeSmart 3.00% 2/15/30	149,000	156,324
Iron Mountain 144A 5.25% 3/15/28 #	530,000	555,731
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	165,000	168,001
5.75% 2/1/27	50,000	55,709
		1,277,924
Services — 0.28%
GFL Environmental 144A 3.75% 8/1/25 #	143,000	147,111
H&E Equipment Services 144A 3.875% 12/15/28 #	200,000	197,050
Prime Security Services Borrower 144A 5.75% 4/15/26 #	413,000	457,315
United Rentals North America 5.25% 1/15/30	305,000	334,500
Univar Solutions USA 144A 5.125% 12/1/27 #	320,000	337,443
		1,473,419
Technology — 0.83%
Broadcom
3.15% 11/15/25	4,000	4,290
144A 3.419% 4/15/33 #	11,000	11,564
144A 3.469% 4/15/34 #	420,000	444,688

Fidelity National Information Services 1.65% 3/1/28	350,000	348,395
Fiserv 3.20% 7/1/26	315,000	341,178
Global Payments 2.65% 2/15/25	147,000	155,008
Go Daddy Operating 144A 3.50% 3/1/29 #	325,000	323,537
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Microchip Technology 144A 0.972% 2/15/24 #	345,000	$344,972
MSCI 144A 3.625% 11/1/31 #	280,000	287,566
NXP
144A 3.25% 5/11/41 #	25,000	25,744
144A 4.875% 3/1/24 #	285,000	313,912
Oracle
2.875% 3/25/31	290,000	301,863
2.95% 4/1/30	30,000	31,628
3.65% 3/25/41	15,000	15,930

SS&C Technologies 144A 5.50% 9/30/27 #	1,100,000	1,168,337
StoneCo 144A 3.95% 6/16/28 #	200,000	199,804
		4,318,416
Transportation — 0.34%
Delta Air Lines 7.375% 1/15/26	656,000	770,227
Mileage Plus Holdings 144A 6.50% 6/20/27 #	375,000	413,344
Rutas 2 and 7 Finance 144A 3.241% 9/30/36 #, ^	302,000	219,456
Southwest Airlines 5.125% 6/15/27	35,000	41,199
United Airlines
144A 4.375% 4/15/26 #	110,000	114,007
144A 4.625% 4/15/29 #	135,000	139,894

VistaJet Malta Finance 144A 10.50% 6/1/24 #	80,000	87,316
		1,785,443
Utilities — 0.75%
Calpine
144A 4.50% 2/15/28 #	135,000	137,869
144A 5.00% 2/1/31 #	310,000	309,070
144A 5.25% 6/1/26 #	200,000	206,293

Duke Energy 4.875% 9/16/24 μ, ψ	320,000	340,800
Entergy Mississippi 2.85% 6/1/28	90,000	96,254

NQ-QPV [6/21] 8/21 (1751150)    9

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Entergy Texas 3.55% 9/30/49	185,000	$197,961
Evergy Kansas Central 3.45% 4/15/50	35,000	38,514
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	275,000	296,490
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	749,000	752,745
Pacific Gas and Electric
2.10% 8/1/27	330,000	320,847
2.50% 2/1/31	15,000	14,080
3.25% 6/1/31	5,000	4,924
3.30% 8/1/40	5,000	4,526

PG&E 5.25% 7/1/30	335,000	339,132
Sempra Energy 4.875% 10/15/25 μ, ψ	20,000	21,750
Southern California Edison
4.00% 4/1/47	35,000	36,883
4.20% 3/1/29	150,000	169,403
4.875% 3/1/49	90,000	106,836

UEP Penonome II 144A 6.50% 10/1/38 #	197,194	202,004
Vistra Operations 144A 4.375% 5/1/29 #	310,000	311,937
		3,908,318
Total Corporate Bonds (cost $77,463,643)		79,542,342

Non-Agency Asset-Backed Securities — 0.06%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	150,000	149,258
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	150,000	155,203
Total Non-Agency Asset-Backed Securities (cost $300,000)		304,461

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 0.94%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	$106,831
Series 2020-BN25 A5 2.649% 1/15/63	500,000	526,211
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	500,000	512,061
Series 2020-B20 A5 2.034% 10/15/53	400,000	400,191

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	350,000	371,268
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	500,000	543,686
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	390,893
Series 2017-GS6 A3 3.433% 5/10/50	350,000	384,553
Series 2019-GC42 A4 3.001% 9/1/52	500,000	539,881

JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	385,902
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49	350,000	376,843

10    NQ-QPV [6/21] 8/21 (1751150)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49		350,000	$370,390
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,858,749)			4,908,710

Sovereign Bonds — 2.03%
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	189,626
			189,626
Colombia — 0.08%
Colombian
7.00% 6/30/32	COP	1,635,100,000	425,230
			425,230
Dominican Republic — 0.18%
Dominican Republic International Bond
144A 4.50% 1/30/30 #		913,000	935,834
			935,834
Egypt — 0.13%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		425,000	453,475
7.903% 2/21/48		200,000	198,554
			652,029
Gabon — 0.04%
Gabon Government International Bond
144A 6.625% 2/6/31 #		200,000	202,007
			202,007
Honduras — 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	210,300
			210,300
Indonesia — 0.02%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	1,768,000,000	122,114
			122,114
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Ivory Coast — 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	$237,577
144A 6.125% 6/15/33 #		234,000	247,565
144A 6.875% 10/17/40 #	EUR	100,000	129,882
			615,024
Malaysia — 0.13%
Malaysia Government Bond
3.955% 9/15/25	MYR	2,648,000	673,484
			673,484
Mexico — 0.04%
Mexico Government International Bond
4.50% 4/22/29		203,000	229,758
			229,758
Mongolia — 0.05%
Mongolia Government International Bond
144A 5.625% 5/1/23 #		269,000	284,804
			284,804
Morocco — 0.12%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	270,000	325,197
144A 2.375% 12/15/27 #		300,000	295,173
			620,370
North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	131,019
			131,019
Paraguay — 0.16%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		742,000	854,235
			854,235

NQ-QPV [6/21] 8/21 (1751150)    11

Schedule of investments
Delaware Total Return Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Peru — 0.10%
Peru Government Bond 6.95% 8/12/31	PEN	743,000	$217,081
Peruvian Government International Bond 2.392% 1/23/26		300,000	310,218
			527,299
Romania — 0.20%
Romania Government Bond 4.15% 1/26/28	RON	1,890,000	486,146
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	100,000	117,799
144A 3.00% 2/14/31 #		426,000	442,312
			1,046,257
Senegal — 0.04%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	211,428
			211,428
Serbia — 0.10%
Serbia International Bonds
144A 2.125% 12/1/30 #		200,000	190,000
144A 3.125% 5/15/27 #	EUR	250,000	330,357
			520,357
Turkey — 0.04%
Turkiye Ihracat Kredi Bankasi
144A 5.75% 7/6/26 #		200,000	198,700
			198,700
Ukraine — 0.11%
Ukraine Government International Bond
144A 7.75% 9/1/21 #		561,000	566,611
			566,611
Uruguay — 0.18%
Uruguay Government International Bonds
4.375% 1/23/31		345,000	402,273
4.50% 8/14/24		69,000	75,086
9.875% 6/20/22	UYU	19,415,000	458,320
			935,679
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Uzbekistan — 0.08%
Republic of Uzbekistan Bond
144A 4.75% 2/20/24 #	374,000	$399,234
		399,234
Total Sovereign Bonds (cost $10,492,863)		10,551,399

Supranational Banks — 0.14%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	306,000	331,869
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #	400,000	414,320
Total Supranational Banks (cost $705,956)		746,189

US Treasury Obligations — 1.73%
US Treasury Bonds
1.875% 2/15/41	325,000	318,246
2.25% 8/15/46	655,000	677,464
4.375% 2/15/38	645,000	888,059

US Treasury Inflation Indexed Note 0.125% 7/15/30	593,706	655,494
US Treasury Notes
0.25% 6/15/24	1,470,000	1,461,099
0.875% 6/30/26	3,030,000	3,028,698
1.25% 6/30/28	1,815,000	1,817,978

US Treasury Strip Principal 2.341% 5/15/44 ^	275,000	170,260
Total US Treasury Obligations (cost $8,946,237)		9,017,298
	Number of shares
Common Stock — 59.50%
Communication Services — 4.54%
Alphabet Class A †	289	705,677
Alphabet Class C †	512	1,283,236
AT&T	63,385	1,824,220
Comcast Class A	66,867	3,812,757
Facebook Class A †	3,996	1,389,449
KDDI	39,700	1,238,224
Orange	98,600	1,124,137

12    NQ-QPV [6/21] 8/21 (1751150)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Communication Services (continued)
Publicis Groupe	24,010	$1,535,664
Take-Two Interactive Software †	6,164	1,091,151
Verizon Communications	99,184	5,557,280
ViacomCBS Class B	5,853	264,556
Walt Disney †	21,713	3,816,494
		23,642,845
Consumer Discretionary — 7.70%
adidas AG †	4,180	1,555,825
Amazon.com †	1,315	4,523,810
Best Buy	5,928	681,601
Buckle	34,136	1,698,266
Dollar General	18,007	3,896,535
Dollar Tree †	37,300	3,711,350
eBay	14,090	989,259
H & M Hennes & Mauritz Class B †	44,070	1,045,350
Home Depot	7,818	2,493,082
L Brands	12,901	929,646
Lowe's	29,038	5,632,501
Newell Brands	16,541	454,381
Next †	4,350	472,723
NIKE Class B	9,269	1,431,968
PulteGroup	7,299	398,306
Ross Stores	10,494	1,301,256
Sodexo †	15,150	1,413,776
Sturm Ruger & Co.	16,241	1,461,365
Swatch Group	6,270	2,150,876
Tesla †	495	336,452
TJX	21,211	1,430,046
Tractor Supply	8,294	1,543,182
Ulta Beauty †	1,522	526,262
		40,077,818
Consumer Staples — 5.44%
Altria Group	30,256	1,442,606
Archer-Daniels-Midland	57,200	3,466,320
Asahi Group Holdings	18,200	850,409
Clorox	1,835	330,135
Colgate-Palmolive	8,878	722,225
Conagra Brands	100,800	3,667,104
Danone	33,840	2,382,268
Diageo	64,550	3,090,397
Essity Class B	31,740	1,052,548
Kao	24,500	1,507,336
Kellogg	13,856	891,356
Kirin Holdings	21,800	425,031
Koninklijke Ahold Delhaize	58,180	1,729,502
Lawson	15,000	694,001
Nestle	19,700	2,453,211
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Philip Morris International	17,433	$1,727,785
Seven & i Holdings	39,400	1,878,589
		28,310,823
Energy — 1.68%
Chevron	4,058	425,035
ConocoPhillips	70,463	4,291,197
Exxon Mobil	33,830	2,133,996
Kinder Morgan	68,128	1,241,973
Williams	25,681	681,831
		8,774,032
Financials — 6.50%
AGNC Investment	57,396	969,418
American Financial Group	4,823	601,525
American International Group	72,600	3,455,760
Ameriprise Financial	3,692	918,865
Annaly Capital Management	96,956	860,969
Artisan Partners Asset Management Class A	23,586	1,198,641
BlackRock	2,040	1,784,939
Blackstone Group	12,746	1,238,146
Discover Financial Services	38,641	4,570,844
Invesco	51,928	1,388,035
MetLife	80,757	4,833,307
Principal Financial Group	21,177	1,338,175
Prudential Financial	11,537	1,182,196
S&P Global	3,489	1,432,060
Synchrony Financial	19,570	949,536
Truist Financial	63,000	3,496,500
US Bancorp	63,600	3,623,292
		33,842,208
Healthcare — 8.59%
AbbVie	16,090	1,812,377
AmerisourceBergen	11,740	1,344,113
Amgen	6,308	1,537,575
Cardinal Health	64,500	3,682,305
Cigna	15,100	3,579,757
CVS Health	45,400	3,788,176
Eli Lilly & Co.	2,686	616,491
Fresenius Medical Care AG & Co.	29,200	2,425,058
Humana	1,555	688,430
Johnson & Johnson	40,415	6,657,967
Merck & Co.	70,931	5,516,304
Molina Healthcare †	2,528	639,736
Novo Nordisk Class B	31,780	2,662,501
Organon & Co. †	2,263	68,481

NQ-QPV [6/21] 8/21 (1751150)    13

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Pfizer	47,527	$1,861,157
Roche Holding	5,970	2,248,953
Smith & Nephew	64,050	1,384,381
UnitedHealth Group	1,661	665,131
Viatris	249,688	3,568,041
		44,746,934
Industrials — 3.50%
Caterpillar	11,839	2,576,522
Dover	6,464	973,478
Honeywell International	16,684	3,659,635
Lockheed Martin	3,521	1,332,170
Northrop Grumman	10,200	3,706,986
Raytheon Technologies	43,632	3,722,246
Secom	5,800	440,841
Securitas Class B	113,410	1,790,315
United Parcel Service Class B	197	40,970
		18,243,163
Information Technology — 12.98%
Adobe †	3,689	2,160,426
Amadeus IT Group †	18,910	1,330,105
Apple	62,222	8,521,925
Broadcom	12,450	5,936,658
Cisco Systems	96,322	5,105,066
Cognizant Technology Solutions Class A	54,245	3,757,009
Dropbox Class A †	46,736	1,416,568
Enphase Energy †	8,043	1,476,936
Fidelity National Information Services	26,081	3,694,895
HP	38,227	1,154,073
International Business Machines	6,479	949,757
Lam Research	2,684	1,746,479
Maxim Integrated Products	10,619	1,118,818
Microsoft	28,127	7,619,604
Monolithic Power Systems	3,422	1,277,946
Motorola Solutions	17,106	3,709,436
NetApp	19,332	1,581,744
NVIDIA	2,705	2,164,270
Oracle	46,600	3,627,344
Paychex	11,415	1,224,829
Paycom Software †	3,005	1,092,227
QUALCOMM	11,505	1,644,410
SAP	12,590	1,774,114
TE Connectivity	6,366	860,747
Western Union	49,703	1,141,678
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Xilinx	10,151	$1,468,241
		67,555,305
Materials — 1.36%
Air Liquide	12,530	2,193,850
Dow	21,921	1,387,161
DuPont de Nemours	45,500	3,522,155
		7,103,166
REIT Diversified — 0.07%
DigitalBridge Group †	12,768	100,867
Lexington Realty Trust	22,369	267,310
		368,177
REIT Healthcare — 0.75%
CareTrust REIT	8,903	206,817
Healthcare Trust of America Class A	12,653	337,835
Healthpeak Properties	8,845	294,450
Medical Properties Trust	46,416	932,961
National Health Investors	930	62,356
Omega Healthcare Investors	26,616	965,895
Ventas	6,328	361,329
Welltower	9,186	763,357
		3,925,000
REIT Hotel — 0.34%
Gaming and Leisure Properties	8,184	379,165
Host Hotels & Resorts †	8,752	149,572
VICI Properties	40,010	1,241,110
		1,769,847
REIT Industrial — 0.61%
Americold Realty Trust	9,122	345,268
Duke Realty	11,193	529,988
Prologis	17,558	2,098,708
Terreno Realty	2,784	179,624
		3,153,588
REIT Information Technology — 0.51%
Digital Realty Trust	5,202	782,693
Equinix	2,162	1,735,221
QTS Realty Trust Class A	1,731	133,806
		2,651,720
REIT Mall — 0.39%
Simon Property Group	15,561	2,030,399
		2,030,399
REIT Manufactured Housing — 0.18%
Equity LifeStyle Properties	5,342	396,964
Sun Communities	3,037	520,542
		917,506

14    NQ-QPV [6/21] 8/21 (1751150)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Multifamily — 1.48%
American Homes 4 Rent Class A	6,295	$244,561
Apartment Income REIT	3,717	176,297
AvalonBay Communities	3,436	717,059
Camden Property Trust	2,250	298,507
Equity Residential	54,963	4,232,151
Essex Property Trust	2,110	633,021
Invitation Homes	16,495	615,099
Mid-America Apartment Communities	1,687	284,124
UDR	10,309	504,935
		7,705,754
REIT Office — 0.34%
Alexandria Real Estate Equities	3,752	682,639
Boston Properties	4,668	534,906
Columbia Property Trust	1,112	19,338
Cousins Properties	3,415	125,604
Douglas Emmett	3,951	132,832
Highwoods Properties	2,505	113,151
SL Green Realty	1,744	139,520
		1,747,990
REIT Self-Storage — 0.73%
CubeSmart	3,407	157,812
Extra Space Storage	3,888	636,932
Iron Mountain	36,389	1,539,983
Life Storage	3,408	365,849
National Storage Affiliates Trust	3,188	161,185
Public Storage	3,155	948,677
		3,810,438
REIT Shopping Center — 0.41%
Brixmor Property Group	16,478	377,182
Kimco Realty	10,385	216,527
Kite Realty Group Trust	3,929	86,477
Regency Centers	6,937	444,454
Retail Opportunity Investments	12,015	212,185
SITE Centers	18,808	283,249
Urban Edge Properties	13,704	261,746
Weingarten Realty Investors	7,991	256,271
		2,138,091
REIT Single Tenant — 0.29%
Essential Properties Realty Trust	5,677	153,506
Four Corners Property Trust	5,447	150,392
National Retail Properties	5,648	264,778
Realty Income	10,378	692,628
	Number of shares	Value (US $)
Common Stock (continued)
REIT Single Tenant (continued)
Spirit Realty Capital	4,838	$231,450
		1,492,754
REIT Specialty — 0.07%
Lamar Advertising Class A	1,207	126,035
Outfront Media †	2,652	63,727
WP Carey	2,590	193,266
		383,028
Utilities — 1.04%
Edison International	65,000	3,758,300
NRG Energy	35,883	1,446,085
PPL	6,732	188,294
		5,392,679
Total Common Stock (cost $265,995,337)		309,783,265

Convertible Preferred Stock — 2.35%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	756	1,357,451
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	8,826	438,281
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	12,703	741,601
Bank of America 7.25% exercise price $50.00 **	826	1,169,616
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	41,379	2,079,295
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	15,372	824,861
Essential Utilities 6.00% exercise price $42.29, maturity date 4/30/22	27,350	1,563,873
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	1,568	1,640,598

NQ-QPV [6/21] 8/21 (1751150)    15

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
QTS Realty Trust 6.50% exercise price $46.65 **	7,700	$1,315,083
UGI 7.25% exercise price $52.57, maturity date 6/1/24	10,226	1,090,092
Total Convertible Preferred Stock (cost $10,861,552)		12,220,751

Exchange-Traded Funds — 5.36%
iShares Core MSCI Emerging Markets ETF	205,980	13,798,600
iShares Global Infrastructure ETF	292,510	13,274,104
iShares MSCI EAFE ETF	1,450	114,376
iShares Russell 1000 Growth ETF	510	138,455
iShares Trust iShares ESG Aware MSCI EAFE ETF	6,490	512,905
Vanguard Mega Cap Growth ETF	230	53,217
Total Exchange-Traded Funds (cost $28,498,050)		27,891,657
	Principal amount°
Limited Liability Corporation — 1.34%
Sc Hixson Pp 0.000% 1/7/20 =, †, π	7,200,000	6,973,200
Total Limited Liability Corporation (cost $6,858,000)		6,973,200
	Number of shares
Short-Term Investments — 0.97%
Money Market Mutual Funds — 0.97%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,266,206	1,266,206
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,266,206	1,266,206
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,266,206	$1,266,206
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,266,206	1,266,206
Total Short-Term Investments (cost $5,064,824)		5,064,824

Total Value of Securities—99.88% (cost $468,378,625)		519,984,902
Receivables and Other Assets Net of Liabilities—0.12%		622,489
Net Assets Applicable to 30,176,726 Shares Outstanding—100.00%		$520,607,391
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $63,921,053, which represents 12.28% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
†	Non-income producing security.

16    NQ-QPV [6/21] 8/21 (1751150)

(Unaudited)
**	Perpetual security with no stated maturity date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $6,973,200 which represented percentage of 1.34% of the Fund’s net assets.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Sc Hixson Pp	1/7/2020	$6,858,000	$6,973,200
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(12,546)	USD	14,919	7/1/21	$43	$—
BNYM	JPY	(1,567,016)	USD	14,151	7/1/21	46	—
CITI	COP	(1,699,368,000)	USD	451,086	7/30/21	—	(1,054)
JPMCB	CNY	3,588,745	USD	(549,746)	7/30/21	4,030	—
JPMCB	EUR	(1,526,834)	USD	1,848,396	7/30/21	36,792	—
JPMCB	KZT	434,625,199	USD	(994,565)	7/30/21	16,814	—
JPMCB	MXN	20,507	USD	(1,022)	7/30/21	2	—
Total Foreign Currency Exchange Contracts						$57,727	$(1,054)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(11)	US Treasury 10 yr Notes	$(1,457,500)	$(1,448,965)	9/21/21	$(8,535)	$(2,578)
(4)	US Treasury 10 yr Ultra Notes	(588,812)	(578,490)	9/21/21	(10,322)	(1,938)
(2)	US Treasury Ultra Bonds	(385,375)	(368,729)	9/21/21	(16,646)	(2,250)
Total Futures Contracts			$(2,396,184)		$(35,503)	$(6,766)
NQ-QPV [6/21] 8/21 (1751150)    17

Schedule of investments
Delaware Total Return Fund (Unaudited)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Republic of Turkey 11.875% 1/15/30 B2 6/22/26- Quarterly	200,000	1.000%	$24,862	$33,201	$(8,339)	$111
			$24,862	$33,201	$(8,339)	$111
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(56).
The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CITI – Citigroup
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
yr – Year
Summary of currencies:
CNY – China Yuan Renminbi
COP – Colombia Peso
EUR – European Monetary Unit
IDR – Indonesia Rupiah
JPY – Japanese Yen
KZT – Kazakhstan Tenge
MXN – Mexican Peso
MYR – Malaysia Ringgit

18    NQ-QPV [6/21] 8/21 (1751150)

(Unaudited)
Summary of currencies: (continued)
PEN – Peruvian Sol
RON – Romania New Leu
Summary of currencies: (continued)
USD – US Dollar
UYU – Uruguay Peso
NQ-QPV [6/21] 8/21 (1751150)    19